Leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Leases
LEASES
Right-of-use asset
The following table reconciles the ROU asset by class as at December 31, 2019:

($ millions)	Office (1)	Fleet Vehicles	Other	Total
ROU asset at cost	120.1	17.0	10.9	148.0
Accumulated depreciation	(14.8)	(7.0)	(2.7)	(24.5)
Net carrying amount	105.3	10.0	8.2	123.5

Reconciliation of movements during the year
Cost, beginning of year	127.7	15.9	9.7	153.3
Accumulated depreciation, beginning of year	—	—	—	—
Net carrying amount, beginning of year	127.7	15.9	9.7	153.3

Net carrying amount, beginning of year	127.7	15.9	9.7	153.3
Additions	—	3.4	2.1	5.5
Dispositions	—	(2.2)	(0.9)	(3.1)
Depreciation	(14.8)	(7.0)	(2.7)	(24.5)
Lease modification	(7.5)	—	—	(7.5)
Foreign exchange	(0.1)	(0.1)	—	(0.2)
Net carrying amount, end of year	105.3	10.0	8.2	123.5

(1)	A portion of the Company's office space is subleased. During the year ended December 31, 2019, the Company recorded sublease income of $6.2 million as a component of other loss.
Lease liability

($ millions)	December 31, 2019
Lease liability, beginning of year	223.8
Additions	5.5
Dispositions	(3.0)
Financing	8.9
Payments on lease liability	(34.1)
Lease modification	(19.7)
Foreign exchange	(0.2)
Lease liability, end of year	181.2
Expected to be incurred within one year	31.3
Expected to be incurred beyond one year	149.9

Some leases contain variable payments that are not included within the lease liability as they are based on amounts determined by the lessor annually and not dependent on an index or rate. For the year ended December 31, 2019, variable lease payments of $5.2 million were included in general and administrative expenses relating to property tax payments on office leases.
During the year ended December 31, 2019, the Company recorded $1.3 million in general and administrative expenses related to short-term leases and leases for low dollar value underlying assets.
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2019
1 year	36.7
2 to 3 years	48.6
4 to 5 years	38.2
More than 5 years	94.2
Total (1)	217.7

(1)	Includes both the principal and amounts representing interest.